11. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferred income and social contribution taxes [abstract]
Beginning balance	R$ 1,419	R$ 1,419	R$ 1,136
Effects allocated to net profit from continuing operations			(198)
Effect allocated to other comprehensive income	544		133
Effects allocated to Equity
Effects allocated to net profit from continuing operations	(111)	(16)
Effect allocated to other comprehensive income		239
Effects allocated to net profit from discontinuing operations (note 34)	(85)
First-time adoption of IFRS 9 - effects allocated to equity		51
Reversal of deemed cost		18
Transfer to assets held for sale		(3)
Variations in deferred tax assets and liabilities		(3)	(14)
Deferred taxes arising from business combination		(3)
Others	2
Ending balance	R$ 1,769	R$ 1,419	R$ 1,419